ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

	As of December 31,
	2019	2020	2021
Variation in Prices
Annual	53.8%	36.1%	50.9%
Accumulated 3 years	183.4%	209.2%	216.1%

Summary of Subsidiaries Included in Consolidation Process

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2021		12/31/2020		12/31/2019
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
IUDÚ Compañia Financiera S.A	Financial Company	99.90%		99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	99.99%		99.99%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
InvertirOnline.Com Argentina S.A.U. (renamed as “Portal Integral de Inversiones S.A.U.” with registration pending)	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		—%		—%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U.	Fintech	99.90%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Easy Cambio S.A.	Financial Company	100.00%		100.00%		—%
(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.89%, as of 12/31/2021, 12/31/2020 and 12/31/2019 respectively.

Summary of Financial Trust

The structured entity in which the Group was the trustor as of December 31, 2021 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$ 31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$ 32,522	CP	VN$1,626
IUDÚ Compañia Financiera S.A	24	05/28/2021	04/15/2022	$699,000	VDF	VN$ 559,200	CP	VN$ 139,800
IUDÚ Compañia Financiera S.A	25	10/01/2021	09/15/2022	$703,600	VDF	VN$ 583,988	CP	VN$ 119,612

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

Summary of Assets and Liabilities of Structured Entities

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2021:

12/31/2021
Assets
Loans	856,576
Financial assets	96,747
Other assets	7,805
Total Assets	961,128
Liabilities
Financial liabilities	542,110
Other liabilities	6,284
Total Liabilities	548,394

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2021	12/31/2020	12/31/2019
Cash and due from banks	32,574,118	55,357,647	54,256,477
Debt securities at fair value through profit or loss	10,403,747	2,820,500	1,168,228
Money Market Funds	1,750,600	1,393,271	1,982,765
Cash and cash equivalents	44,728,465	59,571,418	57,407,470

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2021	12/31/2020	12/31/2019
Cash and due from Banks
As per Statement of Financial Position	32,574,118	55,357,647	54,256,477
As per the Statement of Cash Flows	32,574,118	55,357,647	54,256,477
Debt securities at fair value through profit or loss
As per Statement of Financial Position	19,757,685	14,900,812	1,168,228
Securities not considered as cash equivalents	(9,353,938)	(12,080,312)	—
As per the Statement of Cash Flows	10,403,747	2,820,500	1,168,228
Money Market Funds
As per Statement of Financial Position – Other financial assets	13,922,961	6,468,183	4,308,910
Other financial assets not considered as cash equivalents	(12,172,361)	(5,074,912)	(2,326,145)
As per the Statement of Cash Flow	1,750,600	1,393,271	1,982,765

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2021, 2020 and 2019 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2020	Inflows	Outflows	movements	12/31/2021
Unsubordinated debt securities	6,379,922	2,252,098	(7,572,780)	—	1,059,240
Subordinated debt securities	1,721,443	-	(1,721,443)	—	—
Financing received from the Argentine Central Bank and other financial institutions	8,833,545	32,350,995	(34,931,992)	—	6,252,548
Lease Liabilities	1,783,674	—	(2,426,914)	2,001,505	1,358,265
Total	18,718,584	34,603,093	(46,653,129)	2,001,505	8,670,053

		Cash Flows		Other non-cash
Items	12/31/2019	Inflows	Outflows	movements	12/31/2020
Unsubordinated debt securities	12,507,270	4,005,697	(10,242,448)	109,403	6,379,922
Subordinated debt securities	4,356,218	—	(2,678,103)	43,328	1,721,443
Financing received from the Argentine Central Bank and other financial institutions	18,530,516	22,450,153	(32,147,124)	—	8,833,545
Lease Liabilities	1,944,762	—	(2,062,110)	1,901,022	1,783,674
Total	37,338,766	26,455,850	(47,129,785)	2,053,753	18,718,584

		Cash Flows		Other non-cash
Items	12/31/2018	Inflows	Outflows	movements	12/31/2019
Unsubordinated debt securities	29,421,323	17,286,639	(35,685,061)	1,484,369	12,507,270
Subordinated debt securities	4,374,447	—	(1,732,235)	1,714,006	4,356,218
Financing received from the Argentine Central Bank and other financial institutions	25,392,967	227,211,644	(234,068,388)	(5,707)	18,530,516
Lease Liabilities	—	—	(2,571,950)	4,516,712	1,944,762
Total	59,188,737	244,498,283	(274,057,634)	7,709,380	37,338,766

Summary of impairment requirements on financial assets

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(credit-impaired assets)
12 month- ECL	Lifetime ECL

Summary of significant increase in risk

Very high risk	High risk
Entertainment	Construction
Real estate	Sports
Textile

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans
Credit card loans
Overdrafts
Mortgage loans
Refinancing
Other financings
Corporate Banking	Probability of Default (PD) (2)	Small companies
Medium companies
Big companies
Financial Area
Secured loans
Unsecured loans
Consumer Finance	Probability of Default	Credit cards loans
Refinancing
Cash loans
Cash consumptions and directed loans
CCF Automobile Loans
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing
CCF Automobile Loans

(1)	For credit cards and personal loans, the Group includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior citizens and former payroll

(2)	Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators

Parameter	Industry / Segment		Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
		Open Market	Monthly Economic Activity Estimator	143	149	137
			Exchange Rate	173	165	181
		Income Payroll	Inflation Rate	45.9%	40.6%	51.5%
	Personal and Business Banking		Exchange rate	173	165	181
			Inflation Rate	45.9%	40.6%	51.5%
Probability of Default		Senior Citizens	Monthly Economic Activity Estimator	143	149	137
	Corporate Banking		Inflation Rate	46%	41%	51%
		All	Interest Rate	35.2%	31.6%	38.7%
			Private Sector Wage	45.4%	49.9%	40.9%
	Consumer Finance	IUDÚ	Quantity of Private Sector Employment	6,011	6,016	6,005
			Exchange rate	173	165	181
		IUDÚAutomobile secured	Monthly Economic Activity Estimator	143	149	137
	Supervielle Bank	All	Private Sector Wage	45.9%	40.6%	51.5%
Loss Given Default		IUDÚ	Monthly Economic Activity Estimator	143	149	137
	Consumer Finance		Private Sector Wage	45.4%	49.9%	40.9%
		IUDÚ Automobile secured	Inflation Rate	45.9%	40.6%	51.5%
			Quantity of Private Sector Employment	6,011	6,016	6,005

Summary of Scenario Probabilities

Scenario 1	60%
Scenario 2	10%
Scenario 3	30%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2021
Reported ECL Allowance	10,047,819
Gross carrying amount	165,522,148
Reported Loss rate	6.07%
ECL amount by scenarios
Favorable scenario	9,644,480
Unfavorable scenario	10,553,582

Loss Rate by scenarios
Favorable scenario	5.83%
Unfavorable scenario	6.38%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

Summary of movement in investment properties

	12/31/2021	12/31/2020
Income derived from rents (rents charged)	17,349	14,670
Direct operating expenses of properties that generated income derived from rents	(7,321)	(10,018)
Fair value remeasurement	(441,020)	(139,556)
Total	(430,992)	(134,904)

Summary of the main commissions earned
Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven